Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Types of assets which Nomura leases under operating leases
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2025			2026
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥21	¥—	¥21	¥10,690	¥(6)	¥10,684
Aircraft	2,757	(127)	2,630	50,756	(545)	50,211

Total	¥2,778	¥(127)	¥2,651	¥61,446	¥(551)	¥60,895

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real e s tate used by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases
The following table presents an analysis of future undiscounted lease payments receivable in connection with operating leases entered into by Nomura as lessor over the remaining lease term as of March 31, 2026. Amounts in connection with finance leases were not significant.

Millions of yen
March 31, 2026
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥4,076
1 to 2 years	4,142
2 to 3 years	3,931
3 to 4 years	3,715
4 to 5 years	3,715
More than 5 years	15,000

Total	¥34,579

Lease expense
The following table presents income and expense amounts recognized through the consolidated statements of income for leases where Nomura is acting as lessee for the years ended March 31, 2024, 2025 and 2026. Amounts recognized in the consolidated statements of income in respect of finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions were not significant during the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Lease expense:
Operating lease costs	¥48,125	¥48,586	¥49,831

Other income and expenses:
Gross sublease income	¥1,997	¥1,923	¥1,986

Cash payments made by Nomura as lessee
The following table presents cash payments made by Nomura as lessee which meet the definition of lease payments and therefore have been included in the measurement of operating lease liabilities recorded under operating cash flows and the total amount of ROU assets and lease liabilities recognized during the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Cash flows for operating leases	¥49,339	¥50,114	¥49,935
ROU assets recognized in connection with new operating leases	¥29,374	¥29,148	¥27,167

Schedule of Lessee operating lease liability maturity
The following table presents an analysis of future undiscounted lease payments under operating leases entered into by Nomura as lessee over the remaining lease term as of March 31, 2026 and also represents a reconciliation between total of such lease payments and the discounted carrying value of operating lease liabilities recognized in the consolidated balance sheets as of March 31, 2026. Finance lease liabilities were not significant as of March 31, 2026. These lease liabilities are reported within
Other liabilities
in the consolidated balance sheets.

Millions of yen
March 31, 2026
Operating leases
Years of payment
Less than 1 year	¥49,128
1 to 2 years	38,999
2 to 3 years	26,827
3 to 4 years	17,255
4 to 5 years	14,478
More than 5 years	26,475

Total undiscounted lease payments	¥173,162
Less: Impact of discounting	(16,883)

Lease liabilities as reported in the consolidated balance sheets	¥156,279

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term
The following table presents the weighted-average discount rate used to measure lease liabilities and the weighted-average remaining lease term of operating leases as of March 31, 2025 and 2026.

	Year ended March 31
	2025	2026
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	2.1%	3.4%
Weighted-average remaining lease term	5.3 years	4.8 years